                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549


                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09945

                          IXIS Advisor Funds Trust IV
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

               AEW Real Estate Fund -- Portfolio of Investments

Shares        Description                                          Value (+) (e)
------        ---------------------------------------------------  -------------
Common Stocks -- 97.1% of Net Assets
              REAL ESTATE INVESTMENT TRUSTS -- 97.1%
              REITs - Apartments -- 16.8%
     43,300   Apartment Investment & Management Co., Class A       $  2,394,490
    137,100   Archstone-Smith Trust                                   7,144,281
     59,000   AvalonBay Communities, Inc.                             7,213,340
     84,200   Camden Property Trust                                   5,864,530
    220,400   Equity Residential                                     10,233,172
     22,300   Home Properties, Inc.                                   1,242,110
     88,500   UDR, Inc.(b)                                            2,658,540
                                                                   ------------
                                                                     36,750,463
                                                                   ------------
              REITs - Diversified -- 4.5%
     58,000   BioMed Realty Trust, Inc.                               1,665,180
     69,100   Vornado Realty Trust                                    8,197,333
                                                                   ------------
                                                                      9,862,513
                                                                   ------------
              REITs - Healthcare -- 4.2%
     37,300   Health Care Property Investors, Inc.                    1,320,047
     54,800   Healthcare Realty Trust, Inc.(b)                        1,866,488
    132,500   Nationwide Health Properties, Inc.                      4,247,950
    109,800   Omega Healthcare Investors, Inc.(b)                     1,844,640
                                                                   ------------
                                                                      9,279,125
                                                                   ------------
              REITs - Hotels -- 8.1%
    116,200   Ashford Hospitality Trust                               1,394,400
    130,500   Hilton Hotels Corp.                                     4,437,000
     22,900   Hospitality Properties Trust                            1,042,637
    305,800   Host Hotels & Resorts, Inc.                             7,840,712
     45,300   Starwood Hotels & Resorts Worldwide, Inc.               3,036,006
                                                                   ------------
                                                                     17,750,755
                                                                   ------------
              REITs - Industrial -- 12.0%
     83,700   AMB Property Corp.                                      5,098,167
    260,000   DCT Industrial Trust, Inc.(b)                           2,919,800
     57,000   First Potomac Realty Trust(b)                           1,471,170
    140,700   Liberty Property Trust                                  6,808,473
    120,000   ProLogis                                                7,776,000
     31,500   PS Business Parks, Inc.                                 2,170,350
                                                                   ------------
                                                                     26,243,960
                                                                   ------------
              REITs - Office -- 16.1%
    106,100   Boston Properties, Inc.                                12,473,116
    134,700   Brandywine Realty Trust(b)                              4,428,936
    132,600   Brookfield Properties Corp.                             5,445,882
     48,300   Corporate Office Properties Trust(b)                    2,275,413
     27,900   Digital Realty Trust, Inc.                              1,128,555
     89,300   Highwoods Properties, Inc.                              3,641,654
    201,600   HRPT Properties Trust(b)                                2,467,584
     44,900   Kilroy Realty Corp.                                     3,409,257
                                                                   ------------
                                                                     35,270,397
                                                                   ------------
              REITs - Regional Malls -- 16.5%
     95,100   General Growth Properties, Inc.                         6,072,135
     71,800   Macerich Co. (The)                                      6,829,616
    170,000   Simon Property Group, Inc.                             19,597,600
     62,900   Taubman Centers, Inc.(b)                                3,525,545
                                                                   ------------
                                                                     36,024,896
                                                                   ------------
              REITs - Shopping Centers -- 11.4%
     65,100   Cedar Shopping Centers, Inc.(b)                         1,039,647
    124,600   Developers Diversified Realty Corp.(b)                  8,111,460
     59,000   Federal Realty Investment Trust                         5,320,030
     72,600   Kimco Realty Corp.                                   $  3,489,882
     25,900   Kite Realty Group Trust                                   518,000
     77,100   Regency Centers Corp.                                   6,353,040
                                                                   ------------
                                                                     24,832,059
                                                                   ------------
              REITs - Storage -- 5.3%
    147,900   Extra Space Storage, Inc.(b)                            2,767,209
     94,800   Public Storage, Inc.                                    8,846,736
                                                                   ------------
                                                                     11,613,945
                                                                   ------------
              REITs - Triple Net Lease -- 2.2%
     45,900   iStar Financial, Inc.(b)                                2,199,528
     47,000   Realty Income Corp.                                     1,311,300
     87,000   Spirit Finance Corp.                                    1,251,930
                                                                   ------------
                                                                      4,762,758
                                                                   ------------
              Total Common Stocks (Identified Cost $147,393,283)    212,390,871
                                                                   ------------
  Shares/
 Principal
  Amount
 ---------
Short-Term Investments -- 12.1%
 20,238,305   State Street Securities Lending Quality Trust(c)       20,238,305
$ 6,317,533   Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 4/30/2007 at 4.25% to
              be repurchased at $6,318,279 on 5/1/2007,
              collateralized by $5,960,000 U.S. Treasury Bond,
              5.375% due 2/15/2031 valued at $6,444,250,
              including accrued interest(d)                           6,317,533
                                                                   ------------
              Total Short-Term Investments (Identified Cost
              $26,555,838)                                           26,555,838
                                                                   ------------
              Total Investments -- 109.2% (Identified Cost
              $173,949,121)(a)                                      238,946,709
              Other Assets Less Liabilities--(9.2)%                 (20,178,884)
                                                                   ------------
              Net Assets -- 100%                                   $218,767,825
                                                                   ============

Investments as of April 30, 2007 (Unaudited)

(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

          The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

          In September 2006, Statement of Financial Accounting Standards
          No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

          The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

          At April 30, 2007, the net unrealized appreciation on investments based on cost of $173,949,121 for federal income tax purposes was as
            follows:

          Aggregate gross unrealized appreciation for
          all investments in which there is an excess
          of value over tax cost                         $65,236,676
          Aggregate gross unrealized depreciation for
          all investments in which there is an excess
          of tax cost over value                            (239,088)
                                                         -----------
          Net unrealized appreciation                    $64,997,588
                                                         ===========

(b) All or a portion of this security was on loan to brokers at April 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at April 30, 2007 were $19,382,128 and $20,238,305.

(c)       Represents investment of securities lending collateral.

Investments as of April 30, 2007 (Unaudited)

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e) The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

REITs     Real Estate Investment Trusts

Holdings at April 30, 2007 as a Percentage of Net Assets (unaudited)

Apartments           16.8%
Regional Malls       16.5
Office               16.1
Industrial           12.0
Shopping Centers     11.4
Hotels                8.1
Storage               5.3
Diversified           4.5
Healthcare            4.2
Triple Net Lease      2.2

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 IXIS Advisor Funds Trust IV

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 IXIS Advisor Funds Trust IV

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  June 25, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  June 25, 2007